Related Party Balances and Transactions (Details) - Schedule of Amounts Due to Related Parties - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current
Amounts due to related parties, Current	$ 79,180	$ 3,025,927
Non-current
Amounts due to related parties, Non-current	3,058,500	500,000
Aeneas Group Limited [Member]
Current
Amounts due to related parties, Current	79,180	8,110
Non-current
Amounts due to related parties, Non-current		500,000
Aenco Technologies Ltd [Member]
Current
Amounts due to related parties, Current		3,013,234
Sabrina Khan [Member]
Current
Amounts due to related parties, Current		4,583
Jurchen Investment Corporation [Member]
Non-current
Amounts due to related parties, Non-current	$ 3,058,500